SHARE CAPITAL (Tables)	12 Months Ended
May 31, 2020
Disclosure of classes of share capital [Abstract]
Schedule of number and weighted average exercise prices of stock options
		Weighted average
	Outstanding	exercise price
Balance at May 31, 2018	1,442,706	$1.88
Granted	762,500	3.08
Exercised	(33,333)	1.44
Balance at May 31, 2019	2,171,873	$2.30
Granted	600,000	7.66
Exercised	(565,603)	1.71
Canceled/Expired	(3,125)	2.32
Balance at May 31, 2020	2,203,145	$3.91

Schedule of range of exercise prices of outstanding share options
	Exercise
Expiry date	price	Outstanding	Exercisable
Jul 15, 2021	$0.84	41,666	41,666
Nov 15, 2021	1.20	4,250	4,250
Nov 30, 2021	1.32	116,666	116,666
Mar 06, 2022	2.32	96,875	96,875
Jul 31, 2022	2.16	445,250	445,250
Mar 01, 2023	2.56	243,750	243,750
Sep 17, 2023	2.92	329,688	232,813
Jan 04, 2024	3.24	325,000	137,500
Jan 15, 2025	7.66	600,000	—
Total		2,203,145	1,318,770

Schedule of warrants activity
		Weighted average
	Outstanding	exercise price
Balance at May 31, 2018	1,972,321	$2.56
Issued	2,008,117	3.76
Exercised	(2,042,003)	2.56
Expired/cancelled	(247,542)	2.68
Balance at May 31, 2019	1,690,893	3.95
Exercised	(959,698)	3.62
Balance at May 31, 2020	731,195	$4.39

Schedule of range of exercise prices of outstanding warrants
	Exercise
Expiry date	price	Outstanding
Nov 08, 2020	$3.40	93,750
Dec 21, 2020	4.68	251,374
Dec 21, 2020	3.12	10,099
Jan 04, 2021	4.68	344,748
Jan 04, 2021	3.12	10,391
Aug 30, 2021	1.80	20,833
Total		731,195

Schedule of number and weighted average exercise prices of restricted share units
Outstanding
Balance at May 31, 2018	—
Granted	53,500
Vested	(53,500)
Balance at May 31, 2019	—
Granted	171,805
Vested	(90,805)
Balance at May 31, 2020	81,000

Schedule of pricing model with weighted average assumptions for share option granted
	May 31	May 31
Weighted average:	2020	2019
Risk free interest rate	1.54%	2.05%
Expected dividend yield	0.63%	2.35%
Expected stock price volatility	60%	67%
Expected life in years	5	5
Forfeiture rate	0%	0%